UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 31.73%, relative to a 35.47% return for the Russell Midcap® Growth Index, the Fund’s benchmark index.
Broadly speaking, sector allocation detracted from relative results, despite a positive impact from stock selection. At the sector level, energy, financials, and information technology weighed on relative results, while health care and materials added value.
U.S. stocks surged in 2019, with several major indexes hitting all-time highs in the second half of the year. Large cap shares outperformed their smaller peers. As measured by various Russell indices, growth stocks soundly outperformed value across all market capitalizations.
The energy sector was the primary relative detractor, due to poor stock choices and an unfavorable overweight. Within the sector, our position in Concho Resources lagged, as shares fell over the summer after experiments to test new spacing techniques for drilling failed, resulting in disappointing earnings and guidance. Within the energy sector, we like low-cost producers that can use advanced drilling technology to access vast new oil and gas reserves.
Stock selection in the financials sector also detracted. Within the sector, shares of TD Ameritrade Holding were volatile over the period, falling precipitously in September before rebounding sharply in November to close out the year slightly positive. Despite the recovery, shares failed to keep pace with the outperforming financials sector, and the name ultimately detracted from relative performance.
Our relative underweight in the information technology sector also pulled back relative results, although solid stock choices in the sector helped partially offset the negative impact.
We believe that there are several very positive secular trends in the sector, including the shift to mobile computing, increased online advertising and commerce, the delivery of software and computing resources over the internet, and opportunities in data analytics.
On the positive side, names in health care outperformed. Shares of Catalent, a provider of contract manufacturing services to the pharmaceutical industry, jumped on the April news that the company would acquire market-leading gene therapy company CDMO Paragon Bioservices in an all-cash transaction. The acquisition was viewed favorably by the market as it gives Catalent access to high-quality assets with scarcity value in the fast-growing CDMO technologies space.
The materials sector also contributed on strong stock choices, although an overweight position had a negative impact on relative results. Shares of Ball continued to grind higher over the period as higher volumes boosted results. The trend away from plastics to cans has remained a tailwind for the stock, even as a slight earnings miss produced some negative headlines.
The materials sector typically represents a small area of investment for the Fund given its limited growth opportunities.
Mid cap growth stocks posted a solid gain in the fourth quarter of 2019 and ended the year up 35.5%. Fueling the market’s rally was the Federal Reserve’s continuing efforts to suppress interest rates despite the U.S. economy remaining in relatively strong shape. We regard these rate cuts as an extension of the extraordinary monetary easing that has afforded U.S. companies nearly cost-free financing for the past several years. As a result, many companies with weak business models or uncertain profitability prospects have been bid up by risk-oblivious investors, putting off the inevitable correction. We cannot predict when the market’s exuberance will end. However, we believe that caution is warranted and that our fundamentals-based, valuation-sensitive approach to growth investing will reward investors in the long run.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	31.73%	N/A	12.45%
Investor Class	31.28%	12.53%	14.74%
Class L	31.02%	12.23%	15.14%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	29.36%
Industrial	18.77
Consumer, Cyclical	15.18
Technology	12.86
Financial	8.10
Communications	3.34
Energy	2.19
Basic Materials	2.14
Utilities	2.04
Government Money Market Mutual Funds	0.27
Short Term Investments	5.75
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,060.40	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$3.45
Investor Class
Actual	$1,000.00	$1,058.00	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$5.25
Class L
Actual	$1,000.00	$1,057.30	$6.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.01	$6.53
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.18%
52,000	Air Products & Chemicals Inc	$ 12,219,480
230,000	Kirkland Lake Gold Ltd(a)	10,136,100
214,000	RPM International Inc	16,426,640
216,000	Valvoline Inc	4,624,560
		43,406,780
Communications — 3.29%
30,000	Chewy Inc Class A(a)(b)	870,000
662,000	Corning Inc	19,270,820
132,000	IAC/InterActiveCorp (b)	32,882,520
1,000	Shopify Inc Class A(b)	397,580
66,000	Spotify Technology SA(b)	9,870,300
66	Venture Global LNG Inc Series B(b)(c)(d)	343,200
410	Venture Global LNG Inc Series C(b)(c)(d)	2,132,000
		65,766,420
Consumer, Cyclical — 15.27%
88,000	Alaska Air Group Inc	5,962,000
202,000	Aptiv PLC	19,183,940
100,000	Burlington Stores Inc(b)	22,803,000
81,000	CarMax Inc(b)	7,101,270
111,000	Casey's General Stores Inc	17,647,890
51,000	Darden Restaurants Inc	5,559,510
184,000	Dollar General Corp	28,700,320
188,000	Dollar Tree Inc(b)	17,681,400
143,000	Dunkin' Brands Group Inc	10,802,220
144,000	Hilton Worldwide Holdings Inc	15,971,040
143,000	Levi Strauss & Co Class A(a)	2,758,470
86,000	Marriott International Inc Class A	13,022,980
836,000	MGM Resorts International	27,813,720
489,000	Norwegian Cruise Line Holdings Ltd(b)	28,562,490
29,000	O'Reilly Automotive Inc(b)	12,709,540
343,000	Tapestry Inc	9,250,710
57,000	Tiffany & Co	7,618,050
26,000	Ulta Beauty Inc(b)	6,581,640
173,000	Under Armour Inc Class C(a)(b)	3,318,140
115,000	United Airlines Holdings Inc(b)	10,130,350
72,000	Vail Resorts Inc	17,267,760
75,000	VF Corp	7,474,500
81,000	Visteon Corp(b)	7,013,790
		304,934,730
Consumer, Non-Cyclical — 29.87%
302,000	Acadia Healthcare Co Inc(a)(b)	10,032,440
42,000	ACADIA Pharmaceuticals Inc(b)	1,796,760
186,000	Alcon Inc(b)	10,522,020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
431,000	Alkermes PLC(b)	$ 8,792,400
69,000	Alnylam Pharmaceuticals Inc(b)	7,946,730
34,000	Argenx SE ADR(b)	5,457,680
24,000	Ascendis Pharma A/S ADR(b)	3,338,880
663,000	Avantor Inc(b)	12,033,450
115,000	Avery Dennison Corp	15,044,300
542,000	Bruker Corp	27,625,740
462,000	Catalent Inc(b)	26,010,600
507,000	Clarivate Analytics PLC(a)(b)	8,517,600
217,000	Conagra Brands Inc	7,430,080
127,000	Cooper Cos Inc	40,803,830
354,000	CoreLogic Inc(b)	15,473,340
29,000	CoStar Group Inc(b)	17,350,700
521,000	Elanco Animal Health Inc(b)	15,343,450
66,227	Equifax Inc	9,279,727
110,000	Exact Sciences Corp(b)	10,172,800
75,000	FleetCor Technologies Inc(b)	21,579,000
57,000	Gartner Inc(b)	8,783,700
158,000	Global Payments Inc	28,844,480
777,000	Hologic Inc(b)	40,567,170
46,000	ICU Medical Inc(b)	8,607,520
22,000	IDEXX Laboratories Inc(b)	5,744,860
216,000	IHS Markit Ltd(b)	16,275,600
106,000	Incyte Corp(b)	9,255,920
21,000	MarketAxess Holdings Inc	7,961,310
87,000	Neurocrine Biosciences Inc(b)	9,351,630
289,000	Perrigo Co PLC	14,929,740
158,000	PRA Health Sciences Inc(b)	17,561,700
28,000	Sage Therapeutics Inc(a)(b)	2,021,320
28,000	Sarepta Therapeutics Inc(a)(b)	3,613,120
122,000	Seattle Genetics Inc(b)	13,939,720
228,000	ServiceMaster Global Holdings Inc(b)	8,814,480
347,000	Sprouts Farmers Market Inc(b)	6,714,450
135,000	Teleflex Inc	50,819,400
245,000	TransUnion	20,974,450
203,000	TreeHouse Foods Inc(b)	9,845,500
130,000	Verisk Analytics Inc	19,414,200
69,000	West Pharmaceutical Services Inc	10,372,770
35,663	WEX Inc(b)	7,469,972
		596,434,539
Energy — 2.23%
288,000	Concho Resources Inc	25,220,160
206,000	Continental Resources Inc	7,065,800
81,000	Pioneer Natural Resources Co	12,260,970
		44,546,930
Financial — 8.25%
115,000	Assurant Inc	15,074,200
201,000	Axis Capital Holdings Ltd	11,947,440
145,000	Cboe Global Markets Inc	17,400,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
261,000	E*TRADE Financial Corp	$ 11,841,570
459,000	Fidelity National Financial Inc	20,815,650
292,000	Fifth Third Bancorp	8,976,080
401,000	KKR & Co Inc Class A	11,697,170
73,000	Progressive Corp	5,284,470
435,000	SLM Corp	3,875,850
215,000	TD Ameritrade Holding Corp	10,685,500
169,000	Tradeweb Markets Inc Class A	7,833,150
190,000	Webster Financial Corp	10,138,400
144,000	Willis Towers Watson PLC	29,079,360
		164,648,840
Industrial — 19.11%
372,000	Agilent Technologies Inc	31,735,320
41,000	Allegion PLC	5,106,140
534,000	Ball Corp	34,533,780
184,000	BWX Technologies Inc	11,422,720
80,000	Cognex Corp	4,483,200
475,000	Colfax Corp(a)(b)	17,280,500
131,000	FLIR Systems Inc	6,821,170
259,000	Fortive Corp	19,785,010
705,000	Gardner Denver Holdings Inc(b)	25,859,400
144,000	IDEX Corp	24,768,000
158,000	JB Hunt Transport Services Inc	18,451,240
245,000	Keysight Technologies Inc(b)	25,144,350
124,000	L3Harris Technologies Inc	24,535,880
23,000	Martin Marietta Materials Inc	6,431,720
304,000	National Instruments Corp	12,871,360
57,000	Roper Technologies Inc	20,191,110
315,000	Sealed Air Corp	12,546,450
491,000	Sensata Technologies Holding PLC(b)	26,450,170
632,000	Textron Inc	28,187,200
87,000	Waste Connections Inc	7,898,730
215,000	Xylem Inc	16,939,850
		381,443,300
Technology — 13.03%
103,000	Atlassian Corp PLC Class A(b)	12,395,020
158,000	Black Knight Inc(b)	10,187,840
231,000	Ceridian HCM Holding Inc(b)	15,680,280
216,000	DocuSign Inc(b)	16,007,760
179,000	Entegris Inc	8,966,110
114,000	Fidelity National Information Services Inc	15,856,260
216,000	Fiserv Inc(b)	24,976,080
789,000	Marvell Technology Group Ltd	20,955,840
229,000	Maxim Integrated Products Inc	14,085,790
334,000	Microchip Technology Inc(a)	34,976,480
144,000	Skyworks Solutions Inc	17,406,720
Shares		Fair Value
Technology — (continued)
185,000	Slack Technologies Inc Class A(a)(b)	$ 4,158,800
115,000	Splunk Inc(b)	17,223,550
102,000	SS&C Technologies Holdings Inc	6,262,800
46,000	Veeva Systems Inc Class A(b)	6,470,360
9,042	WeWork Class A(b)(c)(d)	141,417
92,000	Workday Inc Class A(b)	15,129,400
188,000	Xilinx Inc	18,380,760
14,000	Zoom Video Communications Inc Class A(b)	952,560
		260,213,827
Utilities — 2.08%
65,000	Atmos Energy Corp	7,270,900
146,000	Eversource Energy	12,420,220
144,000	Sempra Energy	21,813,120
		41,504,240
TOTAL COMMON STOCK — 95.31% (Cost $1,415,548,183)		$1,902,899,606
CONVERTIBLE PREFERRED STOCK
Communications — 0.11%
5,230	Roofoods Ltd Series F 0.00%(b)(c)(d)	2,032,639
183	Roofoods Ltd Series G 0.00%(b)(c)(d)	76,476
		2,109,115
Consumer, Cyclical — 0.17%
323,569	Rivian Automotive Series D-1 0.00%(b)(c)(d)	3,475,131
Technology — 0.06%
44,193	WeWork Series D-1 0.00%(b)(c)(d)	622,238
34,723	WeWork Series D-2 0.00%(b)(c)(d)	488,900
		1,111,138
TOTAL CONVERTIBLE PREFERRED STOCK — 0.34% (Cost $6,716,121)		$ 6,695,384
GOVERNMENT MONEY MARKET MUTUAL FUNDS
505,000	BlackRock Liquidity Funds FedFund Institutional Shares(e), 1.52%(f)	505,000
850,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 1.53%(f)	850,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
1,115,000	Goldman Sachs Financial Square Government Fund Institutional Shares(e), 1.51%(f)	$ 1,115,000
820,000	Invesco Government & Agency Portfolio Institutional Class(e), 1.51%(f)	820,000
1,095,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 1.50%(f)	1,095,000
1,105,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio(e), 1.51%(f)	1,105,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.27% (Cost $5,490,000)		$ 5,490,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.00%
$59,900,000	Federal Home Loan Bank 1.17%, 01/02/2020	59,898,086
U.S. Treasury Bonds and Notes — 1.65%
33,000,000	U.S. Treasury Bills 1.15%, 01/02/2020	32,998,946
Repurchase Agreements — 1.20%
6,967,137	Undivided interest of 10.55% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $6,967,137 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(e)	6,967,137
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,967,137	Undivided interest of 15.75% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $6,967,137 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(e)	$ 6,967,137
6,967,137	Undivided interest of 20.67% in a repurchase agreement (principal amount/value $33,751,248 with a maturity value of $33,754,192) with RBC Capital Markets Corp, 1.57%, dated 12/31/19 to be repurchased at $6,967,137 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 6/30/21 - 12/1/49, with a value of $34,426,275.(e)	6,967,137
2,948,621	Undivided interest of 28.33% in a repurchase agreement (principal amount/value $10,417,355 with a maturity value of $10,418,252) with HSBC Securities (USA) Inc, 1.55%, dated 12/31/19 to be repurchased at $2,948,621 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 2.63%, 1/9/20 - 5/15/47, with a value of $10,625,702.(e)	2,948,621
		23,850,032
TOTAL SHORT TERM INVESTMENTS — 5.85% (Cost $116,747,064)		$ 116,747,064
TOTAL INVESTMENTS — 101.77% (Cost $1,544,501,368)		$2,031,832,054
OTHER ASSETS & LIABILITIES, NET — (1.77)%		$ (35,328,542)
TOTAL NET ASSETS — 100.00%		$1,996,503,512

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
(a)	All or a portion of the security is on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2019.
ADR	American Depositary Receipt
At December 31, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$199,320	$343,200	0.02%
Venture Global LNG Inc Series C	10/16/2017	1,504,805	2,132,000	0.11
WeWork Class A	05/26/2015	128,136	141,417	0.01
Convertible Preferred Stock
Rivian Automotive Series D-1	12/23/2019	3,476,425	3,475,131	0.17
Roofoods Ltd Series F	09/12/2017	1,849,174	2,032,639	0.10
Roofoods Ltd Series G	05/16/2019	76,476	76,476	0.01
WeWork Series D-1	12/09/2014	735,866	622,238	0.03
WeWork Series D-2	12/09/2014	578,180	488,900	0.03
		$8,548,382	$9,312,001	0.48%
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $28,853,782 of securities on loan)(a)	$2,007,982,022
Repurchase agreements, fair value(b)	23,850,032
Cash	1,695,510
Dividends receivable	779,820
Subscriptions receivable	1,651,307
Receivable for investments sold	50,212
Total Assets	2,036,008,903
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	9,439
Payable for investments purchased	562,208
Payable for other accrued fees	54,234
Payable for shareholder services fees	255,326
Payable to investment adviser	1,142,762
Payable upon return of securities loaned	29,340,032
Redemptions payable	8,138,583
Total Liabilities	39,505,391
NET ASSETS	$1,996,503,512
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$17,343,692
Paid-in capital in excess of par	1,477,626,061
Undistributed/accumulated earnings	501,533,759
NET ASSETS	$1,996,503,512
NET ASSETS BY CLASS
Investor Class	$787,200,309
Class L	$45,330,295
Institutional Class	$1,163,972,908
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	15,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	25,531,043
Class L	7,298,576
Institutional Class	140,607,304
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$30.83
Class L	$6.21
Institutional Class	$8.28
(a) Cost of investments	$1,520,651,336
(b) Cost of repurchase agreements	$23,850,032
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$2,155,118
Income from securities lending	72,438
Dividends	15,009,820
Foreign withholding tax	(27,473)
Total Income	17,209,903
EXPENSES:
Management fees	11,929,044
Shareholder services fees – Investor Class	2,650,431
Shareholder services fees – Class L	144,120
Audit and tax fees	30,043
Custodian fees	47,392
Director's fees	14,191
Distribution fees – Class L	102,982
Legal fees	9,461
Pricing fees	217
Registration fees	63,620
Shareholder report fees	25,568
Transfer agent fees	16,319
Other fees	3,648
Total Expenses	15,037,036
Less amount waived by investment adviser	31,555
Net Expenses	15,005,481
NET INVESTMENT INCOME	2,204,422
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	120,078,353
Net Realized Gain	120,078,353
Net change in unrealized appreciation on investments	348,898,147
Net Change in Unrealized Appreciation	348,898,147
Net Realized and Unrealized Gain	468,976,500
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$471,180,922
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West T. Rowe Price Mid Cap Growth Fund	2019	2018
OPERATIONS:
Net investment income	$2,204,422	$943,579
Net realized gain	120,078,353	182,752,650
Net change in unrealized appreciation (depreciation)	348,898,147	(215,250,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	471,180,922	(31,553,987)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(17,039,974)	(38,689,612)
Class L	(4,745,596)	(8,151,734)
Institutional Class	(95,901,640)	(145,175,684)
From Net Investment Income and Net Realized Gains	(117,687,210)	(192,017,030)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	192,425,018	245,247,623
Class L	11,707,616	11,552,316
Institutional Class	402,775,647	421,168,577
Shares issued in reinvestment of distributions
Investor Class	17,039,974	38,689,612
Class L	4,745,596	8,151,734
Institutional Class	95,901,640	145,175,684
Shares redeemed
Investor Class	(260,935,796)	(390,856,986)
Class L	(11,487,654)	(9,299,434)
Institutional Class	(269,538,755)	(210,628,719)
Net Increase in Net Assets Resulting from Capital Share Transactions	182,633,286	259,200,407
Total Increase in Net Assets	536,126,998	35,629,390
NET ASSETS:
Beginning of year	1,460,376,514	1,424,747,124
End of year	$1,996,503,512	$1,460,376,514
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,700,345	8,855,139
Class L	1,847,011	1,551,844
Institutional Class	49,365,859	47,438,930
Shares issued in reinvestment of distributions
Investor Class	554,185	1,591,460
Class L	758,953	1,506,286
Institutional Class	11,537,716	20,861,383
Shares redeemed
Investor Class	(9,048,449)	(14,199,275)
Class L	(1,832,771)	(1,255,981)
Institutional Class	(32,753,785)	(23,027,668)
Net Increase	27,129,064	43,322,118
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (d)	(0.67)	(0.67)	$30.83	31.28%
12/31/2018	$26.08	(0.03)	(0.58)	(0.61)	(0.02)	(1.45)	(1.47)	$24.00	(2.33%)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
12/31/2015	$21.98	(0.07)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
Class L
12/31/2019	$ 5.29	(0.02)	1.66	1.64	(0.05)	(0.67)	(0.72)	$ 6.21	31.02%
12/31/2018	$ 7.07	(0.03)	(0.15)	(0.18)	(0.15)	(1.45)	(1.60)	$ 5.29	(2.67%)
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
12/31/2015	$ 8.41	(0.05)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
Institutional Class
12/31/2019	$ 6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$ 8.28	31.73%
12/31/2018	$ 8.65	0.02	(0.19)	(0.17)	(0.18)	(1.45)	(1.63)	$ 6.85	(1.99%)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
12/31/2015 (e)	$10.00	0.01	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 787,200	1.02%	1.02%	(0.07%)	30%
12/31/2018	$ 655,816	1.02%	1.02%	(0.10%)	38%
12/31/2017	$ 810,369	1.03%	1.02%	(0.25%)	37%
12/31/2016	$ 709,682	1.04%	1.03%	(0.21%)	42%
12/31/2015	$ 748,656	1.03%	1.03%	(0.29%)	35%
Class L
12/31/2019	$ 45,330	1.32%	1.27%	(0.32%)	30%
12/31/2018	$ 34,538	1.32%	1.27%	(0.34%)	38%
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
12/31/2016	$ 36,235	1.37%	1.30%	(0.47%)	42%
12/31/2015	$ 16,835	1.42%	1.30%	(0.53%)	35%
Institutional Class
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
12/31/2018	$ 770,022	0.67%	0.67%	0.26%	38%
12/31/2017	$ 580,994	0.68%	0.67%	0.11%	37%
12/31/2016	$ 353,298	0.69%	0.68%	0.14%	42%
12/31/2015 (e)	$ 228,848	0.67% (h)	0.67% (h)	0.10% (h)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
There were no transfers in or out of Level 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,889,760,969	$ 10,522,020	$ 2,616,617	$ 1,902,899,606
Convertible Preferred Stock	—	—	6,695,384	6,695,384
Government Money Market Mutual Funds	5,490,000	—	—	5,490,000
Short Term Investments	—	116,747,064	—	116,747,064
Total Assets	$ 1,895,250,969	$ 127,269,084	$ 9,312,001	$ 2,031,832,054

Annual Report - December 31, 2019

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$9,372,257	$17,877,641
Long-term capital gain	108,314,953	174,139,389
	$117,687,210	$192,017,030
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships and foreign currency reclassifications.

Annual Report - December 31, 2019

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$195,351
Undistributed long-term capital gains	15,938,528
Capital loss carryforwards	—
Post-October losses	(195,812)
Net unrealized appreciation	485,595,692
Tax composition of capital	$501,533,759
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(195,812)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$1,546,236,362
Gross unrealized appreciation on investments	537,050,217
Gross unrealized depreciation on investments	(51,454,525)
Net unrealized appreciation on investments	$485,595,692
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$148,065	$63,737	$31,555	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Annual Report - December 31, 2019

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $568,217,745 and $507,818,417, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $28,853,782 and received collateral as reported on the Statement of Assets and Liabilities of $29,340,032 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 99% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020